Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	55,420					55,420
Currency translation adjustment	4,494				4,494
Currency impact on long-term funding	1,982				1,982
Tax on currency impact of long term funding	(356)				(356)
Unrealized capital gain - investments	861				861
Actuarial gain on defined benefit pension plan	689				689
Total comprehensive income	63,090
Exercise of share options (in shares)		890,236
Exercise of share options	13,015	68	12,947
Share based compensation expense	11,521		11,521
Share issue costs	(74)		(74)
Repurchase of ordinary shares (in shares)		(738,341)
Repurchase of ordinary shares	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Excess tax benefit on exercise of equity compensation	1,274		1,274
Balance at Dec. 31, 2012	754,575	5,067	237,217	100	(8,776)	520,967
Balance (in shares) at Dec. 31, 2012		60,287,498
Comprehensive Income:
Net income	102,812					102,812
Currency translation adjustment	10,725				10,725
Currency impact on long-term funding	(1,046)				(1,046)
Tax on currency impact of long term funding	(87)				(87)
Unrealized capital gain - investments	(239)				(239)
Actuarial gain on defined benefit pension plan	1,383				1,383
Total comprehensive income	113,548
Exercise of share options (in shares)		1,249,759
Exercise of share options	26,989	101	26,888
Issue of restricted share units (in shares)		50,000
Issue of restricted share units	4		4
Share based compensation expense	13,882		13,882
Share issue costs	(70)		(70)
Excess tax benefit on exercise of equity compensation	1,651		1,651
Balance at Dec. 31, 2013	910,579	5,168	279,572	100	1,960	623,779
Balance (in shares) at Dec. 31, 2013	61,587,257	61,587,257
Comprehensive Income:
Net income	172,468					172,468
Currency translation adjustment	(45,038)				(45,038)
Currency impact on long-term funding	9,806				9,806
Tax on currency impact of long term funding	(178)				(178)
Unrealized capital gain - investments	20				20
Actuarial gain on defined benefit pension plan	(4,125)				(4,125)
Total comprehensive income	132,953
Exercise of share options (in shares)		926,407
Exercise of share options	22,256	74	22,182
Issue of restricted share units (in shares)		233,726
Issue of restricted share units	18		18
Share based compensation expense	23,078		23,078
Share issue costs	(20)		(20)
Repurchase of ordinary shares (in shares)		(2,640,610)
Repurchase of ordinary shares	(140,030)	(205)		205		(140,030)
Share repurchase costs	(1,032)					(1,032)
Excess tax benefit on exercise of equity compensation	2,404		2,404
Balance at Dec. 31, 2014	$ 950,206	$ 5,037	$ 327,234	$ 305	$ (37,555)	$ 655,185
Balance (in shares) at Dec. 31, 2014	60,106,780	60,106,780